TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of profit (loss) before taxes on income
	Year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
Domestic* (Netherlands)	(222)	(109)	50
Domestic* (Israel)	(5,492)	—	—
Foreign*	(12,105)	17,755	231
	(17,819)	17,646	281

*
As mentioned above, since July 2014, the Company is a resident of Israel and not The Netherlands for tax purposes. Therefore, prior to July 2014 “domestic” represented taxing under Dutch tax authorities and as of July 2014 “domestic” represents taxing under the Israeli tax authorities. Thus, in the periods prior to July 2014 taxing under the Israeli tax authorities is included in the table above as foreign profit (loss) before taxes on income.

Schedule of benefit (taxes) on income
	Year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
Current taxes:
Domestic* (Netherlands)	—	—	—
Domestic* (Israel)	(4,452)	—	—
Foreign*	(5,589)	(713)	(327)
	(10,041)	(713)	(327)
Deferred taxes:
Domestic* (Netherlands)	—	—	—
Domestic* (Israel)	611	—	—
Foreign*	(2,835)	2,987	(7)
	(2,224)	2,987	(7)
	(12,265)	2,274	(334)

*
See comment at section 9(d) above.

Schedule of taxes on income reconciliation
	Year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
Income (loss) before taxes on income as reported in the statements of operations	(17,819)	17,646	281
Statutory tax rate in the Netherlands for years ended December 31, 2013 and 2012 and weighted average income tax rate for the year ended December 31, 2014*	26.4%	25%	20%
Theoretical tax benefit (taxes on income)	4,704	(4,412)	(56)
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(3,605)	1,292	(212)
Usage of carry forward tax losses in the Cypriot subsidiary	—	3,276	—
Reversal of valuation allowance in the Cypriot subsidiary	—	2,574	—
Non-deductible expenses and other permanent differences	(7,973)	(34)	(25)
Increase in uncertain tax position, net	(5,151)	(500)	(7)
Other	(240)	78	(34)
Tax benefit (taxes) on income as reported in the statements of operations	(12,265)	2,274	(334)

*
The theoretical tax benefit (taxes on income) for the year ended December 31, 2014 computed on pre-tax income or loss at the weighted average tax rate has been calculated as the sum of the pre-tax income in the Netherlands and Israel multiplied by that jurisdiction’s applicable statutory tax rate. The statutory tax rates by jurisdiction were 26.5% for Israel and 25% for the Netherlands.

Schedule of uncertain tax positions
U.S. dollars in thousands
Balance at January 1, 2012	895
Increase in unrecognized tax positions as a result of tax positions taken during the current year	186
Decrease in unrecognized tax positions as a result of statute of limitation expirations	(179)
Balance at December 31, 2012	902
Increase in unrecognized tax positions as a result of tax positions taken during the current year	798
Decrease in unrecognized tax positions as a result of statute of limitation expirations	(298)
Balance at December 31, 2013	1,402
Increase in unrecognized tax positions as a result of tax positions taken during the current year	5,355
Decrease in unrecognized tax positions as a result of statute of limitation expirations	(201)
Balance at December 31, 2014	6,556

Schedule of significant components of deferred tax assets and liabilities
	December 31,
	2014	2013
	U.S. dollars in thousands
Deferred tax assets
Net operating losses carryforward	100	2,972
Stock-based compensation	390	—
Provisions for employee benefits	115	53
Deferred tax assets – short-term – other current assets	605	3,025
Liability in respect of employee rights upon retirement, net	116	70
Stock-based compensation	136	—
Deferred tax assets, before valuation allowance – Long-term	252	70
Less – valuation allowance	—	—
Deferred tax assets – Long-term	252	70